Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 38,499,679		$ 26,651,676	₩ 27,281,123
Financial assets at fair value through profit or loss ("FVTPL")	34,245,475		23,706,673	25,202,672
Financial assets at fair value through other comprehensive income("FVTOCI")	83,499,522		57,803,137	43,797,745
Securities at amortized cost	18,707,459		12,950,371	19,203,177
Loans and other financial assets at amortized cost	412,495,783	[1]	285,553,136	398,471,816	[1]
Investments in joint ventures and associates	2,080,008		1,439,900	1,748,810
Reinsurance contract assets	620,207		429,343	0
Investment properties	998,854		691,464	450,788
Premises and equipment	3,780,817		2,617,297	3,370,585
Intangible assets	1,056,647		731,471	1,091,402
Assets held for sale	168,491	[2]	116,639	73,989	[2]
Net defined benefit asset	20,558		14,231	146,109
Current tax assets	228,229		157,994	61,613
Deferred tax assets	413,649		286,352	72,937
Derivative assets (Designated for hedging)	217,180		150,345	175,191
Other assets	4,424,728		3,063,050	4,605,363
Total assets	601,457,286		416,363,079	525,753,320
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss ("FVTPL")	6,356,934		4,400,633	9,896,597
Deposits due to customers	376,580,845		260,690,765	366,821,156
Borrowings	34,183,267		23,663,609	30,117,031
Debentures	55,583,392		38,477,998	48,207,103
Insurance contract liabilities	45,573,864		31,548,831	0
Reinsurance contract liabilities	184,792		127,924	0
Investment contract liabilities	3,433,611		2,376,942	0
Provisions	790,733		547,391	611,428
Net defined benefit liability	115,091		79,673	5,424
Current tax liabilities	723,368		500,757	127,126
Deferred tax liabilities	504,828		349,471	858,822
Derivative liabilities (Designated for hedging)	615,361		425,987	102,815
Other financial liabilities	38,118,058		26,387,495	32,314,051
Other liabilities	833,894		577,268	796,498
Total liabilities	563,598,038		390,154,744	489,858,051
EQUITY
Shareholders' equity	36,017,339		24,933,260	34,096,836
Capital stock	3,802,676		2,632,429	3,802,676
Hybrid securities	3,710,498		2,568,619	3,810,435
Capital surplus	933,436		646,178	934,100
Other equity	(1,219,327)		(844,088)	(1,400,885)
Retained earnings	28,790,056	[3],[4]	19,930,122	26,950,510	[3],[4]
Non-controlling interests	1,841,909	[5],[6]	1,275,075	1,798,433	[5],[6]
Total equity	37,859,248		26,208,335	35,895,269
Total liabilities and equity	₩ 601,457,286		$ 416,363,079	₩ 525,753,320

[1]	Cash and cash equivalents are not included
[2]	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2024 and December 31, 2025.
[3]	The earned surplus reserve in retained earnings amounted to 442,650 million Won and 554,990 million Won as of December 31, 2024 and 2025 in accordance with the Article 53 of the Financial Holding Company Act.
[4]	The regulatory reserve for credit losses in retained earnings amounted to 2,392,542 million Won and 2,678,017 million Won as of December 31, 2024 and 2025, respectively in accordance with the relevant article.
[5]	10,995 million Won of dividends for the hybrid securities issued by Tongyang Life Insurance Co., Ltd. are allocated to net profit and loss of the non-controlling interests for the year ended December 31, 2025.
[6]	The hybrid securities issued by Woori Bank amounting to 1,645,947 million Won and 1,406,513 million Won as of December 31, 2024 and 2025, respectively, are recognized as non-controlling interests. 76,249 million Won and 89,134 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2024 and 2025, respectively.